Aug. 01, 2017
Pioneer Multi-Asset Ultrashort Income Fund

Supplement to the Prospectus, Summary Prospectus and
Statement of Additional Information, each dated August 1, 2017

Effective February 5, 2018, the fund is eliminating the front-end sales charge (load) on Class A shares.

Accordingly, on or after February 5, 2018, Class A shares may be purchased at net asset value without paying an initial sales charge.  In addition, Class A shares purchased on or after February 5, 2018 also will not be subject to a contingent deferred sales charge (CDSC).

Effective February 5, 2018, the following replaces the corresponding information in the section "Fees and expenses of the fund" in the "Fund summary":

Shareowner fees
(fees paid directly from your investment)                                     Class A
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Maximum sales charge (load) when you buy
shares (as a percentage of offering price)                                   None
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Maximum deferred sales charge (load) (as a
percentage of offering price or the amount you
receive when you sell shares, whichever
is less)                                                                                          None
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